STOCK OPTIONS (Details) - Lewis and Clark Pharmaceuticals, Inc. [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at begenning	157,240	111,756
Granted	105,000	45,484
Exercised
Expired or canceled
Outstanding at ending	262,240	157,240
Exercisable at ending	262,240
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at begenning	$ 1.87	$ 1.85
Granted	1.87	1.90
Exercised
Expired or canceled
Outstanding at ending	1.87	$ 1.87
Exercisable at ending	$ 1.87